Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Details Textual)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Troubled Debt Restructuring, Number of Contracts	2	2
Financing Receivable, Troubled Debt Restructuring	$ 151,000	$ 398,000
Financing Receivable, Troubled Debt Restructuring, Commitment to Lend	0
Loans and Leases Receivable, Gross, Total	249,767,000	219,730,000
Impaired Financing Receivable, Interest Income, Cash Basis Method, Total	0	0
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	10,000	16,000
Nonperforming Financial Instruments [Member]
Loans and Leases Receivable, Gross, Total	$ 362,000	$ 1,200,000